Note 2 - Liquidity and Capital Resources (Details Textual) $ in Millions					1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 01, 2024 USD ($) shares	Apr. 01, 2024 USD ($) shares	Apr. 01, 2024 USN ($) shares	Aug. 16, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)
Retained Earnings (Accumulated Deficit) | $							$ (56,955,124)	$ (54,440,789)	$ (52,268,916)	$ (52,803,252)
Government Assistance, Transaction Duration						3 years
Proceeds from Issuance of Common Stock | $					$ 800,000			$ 810,000	$ 0
Prefunded Warrant [Member]
Number of Warrants Per Unit	1	1	1
Series A Warrant [Member]
Number of Warrants Per Unit	1	1	1
Private Placement [Member]
Equity Offering, Number of Units Sold		2,532,285	2,532,285
Number of Shares Per Unit	1	1	1
Proceeds From Issuance or Sale of Equity, Gross			$ 50.0				$ 50,000,000
Proceeds from Issuance or Sale of Equity | $			$ 99.4
Subsequent Event [Member] | Prefunded Warrant [Member]
Number of Warrants Per Unit	1	1	1
Subsequent Event [Member] | Series A Warrant [Member]
Number of Warrants Per Unit	1	1	1
Subsequent Event [Member] | Private Placement [Member]
Equity Offering, Number of Units Sold	2,532,285	2,532,285	2,532,285
Number of Shares Per Unit	1	1	1
Proceeds From Issuance or Sale of Equity, Gross | $	$ 50,000,000
Proceeds from Issuance or Sale of Equity | $	$ 99,400,000	$ 99,400,000
Merger Agreement [Member]
Cash Acquired from Acquisition | $				$ 12,700,000
RewinD-LB Trial [Member]
Government Assistance, Asset | $						$ 21,000,000